Other Income (Expense), Net	12 Months Ended
Dec. 31, 2014
Other Income (Expense), Net

Note 17. Other Income (Expense), Net

	Year Ended December 31,
	2012	2013	2014
Interest income	$132	$90	$103
Interest on long-term debt	(15,017)	(3,605)	(3,251)
Amortization of financing costs and loan discount	(5,928)	(4,127)	(494)
Bank charges and other finance costs	(222)	(222)	(252)

Interest and finance costs	(21,167)	(7,954)	(3,997)

Foreign currency exchange transaction gains (losses), net	(2,142)	296	(1,757)
Foreign currency contract gains (losses), net	(102)	(39)	326
Dividend income	339	225	—
Other	1	3	—

Other, net	$(1,904)	$485	$(1,431)

Total other income (expense), net	$(22,939)	$(7,379)	$(5,325)